Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Provision for Income Taxes
The provision for income taxes consisted of the following:

	December 31,
(Dollars in thousands)	2021	2020
Current income tax expense	$3,439	$6,311
Deferred income tax benefit	(380)	(2,816)

Income tax expense as reported	$3,059	$3,495

Reconciliation of Reported Income Tax Expense
A reconciliation of reported income tax expense to the amount computed by the Company’s statutory income tax rate of 21% to income before income taxes is presented below:

	December 31,
(Dollars in thousands)	2021	2020
Income tax expense computed at statutory rate	$3,042	$3,278
Stock-based compensation	93	33
Bank-owned life insurance	(119)	(74)
Non-deductible meals, entertainment, and dues	57	47
Tax-exempt income	(2)	(2)
Non-deductible capital offering expenses	—	215
Non-deductible merger costs	2	35
Other, net	(14)	(37)

Income tax expense as reported	$3,059	$3,495

Summary of Deferred Taxes
A summary of deferred taxes is presented below:

	December 31,
(Dollars in thousands)	2021	2020
Deferred tax assets:
Allowance for loan losses	$4,046	$2,499
Organizational and start-up costs	18	30
Accrued expenses	1,189	626
Stock options	131	87
Loan purchase mark-to-mark	216	522
Deposit purchase premium	38	113
Deferred loan origination fees	433	1,343
Other	152	120

Total deferred tax assets	6,223	5,340
Deferred tax liabilities:
Premises and equipment	1,161	702
Goodwill and core deposit intangibles	271	305
Investments	66	58
Net unrealized gain on securities available for sale	210	29
Unrealized gain on derivatives	161	45
Prepaid expenses and other	231	162

Total deferred tax liabilities	2,100	1,301

Net deferred tax asset	$4,123	$4,039